Segment Data (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended										12 Months Ended
	Dec. 31, 2013		Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012		Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenues from services	$ 5,252.1		$ 5,188.8	$ 5,040.7	$ 4,768.9	$ 5,202.6		$ 5,172.3	$ 5,206.7	$ 5,096.4	$ 20,250.5	[1]	$ 20,678.0	[1]	$ 22,006.0	[1]
Operating Unit Profit											639.2		560.4		686.2
Corporate expenses											(93.2)		(112.0)		(123.1)
Intangible asset amortization expense											(34.1)	[2]	(36.7)	[2]	(38.9)	[2]
Interest and other expenses											(36.4)		(43.3)		(44.3)
Earnings before income taxes											475.5		368.4		479.9
Franchise fees											24.4		23.9		25.2
Other segment disclosures [Abstract]
Total Assets	7,288.3					7,012.6					7,288.3		7,012.6		6,899.7
Depreciation and amortization											94.3		100.5		104.4
Amortization of intangible assets											34.1	[2]	36.7	[2]	38.9	[2]
Earnings from Equity Investments											7.2		2.5		3.9
Equity Investments	140.2					85.3					140.2		85.3		75.9
Long-Lived Assets	170.6	[3]				195.4	[3]				170.6	[3]	195.4	[3]	188.9	[3]
Additions to Long-Lived Assets											44.7		72.0		64.9
United States [Member]
Revenues by geographical region
Revenues from services											3,080.8		3,132.0		3,254.6
France [Member]
Revenues by geographical region
Revenues from services											5,313.6		5,448.3		6,201.9
Italy [Member]
Revenues by geographical region
Revenues from services											1,093.0		1,061.6		1,277.1
United Kingdom [Member]
Revenues by geographical region
Revenues from services											1,884.5		1,898.1		1,880.4
Total Foreign [Member]
Revenues by geographical region
Revenues from services											17,169.7		17,546.0		18,751.4
United States [Member]
Other segment disclosures [Abstract]
Long-Lived Assets	30.6					39.7					30.6		39.7		41.1
France [Member]
Other segment disclosures [Abstract]
Long-Lived Assets	57.8					61.0					57.8		61.0		48.1
Italy [Member]
Other segment disclosures [Abstract]
Long-Lived Assets	6.5					7.1					6.5		7.1		8.1
United Kingdom [Member]
Other segment disclosures [Abstract]
Long-Lived Assets	7.4					11.0					7.4		11.0		12.9
Total Foreign [Member]
Other segment disclosures [Abstract]
Long-Lived Assets	140.0					155.7					140.0		155.7		147.8
Americas reportable segment [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenues from services											4,510.2	[1]	4,595.9	[1]	4,649.4	[1]
Operating Unit Profit											143.7		111.4		141.9
Other segment disclosures [Abstract]
Total Assets	1,743.2					1,828.5					1,743.2		1,828.5		1,721.7
Depreciation and amortization											16.8		17.6		17.5
Earnings from Equity Investments											0		0		0
Equity Investments	3.0					3.0					3.0		3.0		0
Long-Lived Assets	36.2	[3]				44.0	[3]				36.2	[3]	44.0	[3]	46.0	[3]
Additions to Long-Lived Assets											10.8		16.6		15.5
Americas reportable segment [Member] | United States [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenues from services											2,967.0	[1],[4]	3,010.5	[1],[4]	3,137.3	[1],[4]
Operating Unit Profit											99.8		60.8		94.1
Franchise fees											15.2		14.6		13.6
Other segment disclosures [Abstract]
Total Assets	1,476.3					1,511.0					1,476.3		1,511.0		1,429.9
Depreciation and amortization											12.3		13.4		13.5
Earnings from Equity Investments											0		0		0
Equity Investments	3.0					3.0					3.0		3.0		0
Long-Lived Assets	25.8	[3]				32.8	[3]				25.8	[3]	32.8	[3]	35.5	[3]
Additions to Long-Lived Assets											6.0		11.6		10.0
Americas reportable segment [Member] | Other Americas [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenues from services											1,543.2	[1]	1,585.4	[1]	1,512.1	[1]
Operating Unit Profit											43.9		50.6		47.8
Other segment disclosures [Abstract]
Total Assets	266.9					317.5					266.9		317.5		291.8
Depreciation and amortization											4.5		4.2		4.0
Earnings from Equity Investments											0		0		0
Equity Investments	0					0					0		0		0
Long-Lived Assets	10.4	[3]				11.2	[3]				10.4	[3]	11.2	[3]	10.5	[3]
Additions to Long-Lived Assets											4.8		5.0		5.5
Southern Europe reportable segment [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenues from services											7,237.0	[1]	7,250.9	[1]	8,211.8	[1]
Operating Unit Profit											264.6		185.1		254.3
Other segment disclosures [Abstract]
Total Assets	2,377.7					2,245.2					2,377.7		2,245.2		2,294.3
Depreciation and amortization											18.9		18.2		18.4
Earnings from Equity Investments											0.3		0		(0.4)
Equity Investments	0.4					0.1					0.4		0.1		0.1
Long-Lived Assets	73.1	[3]				75.0	[3]				73.1	[3]	75.0	[3]	62.4	[3]
Additions to Long-Lived Assets											16.3		29.6		23.2
Southern Europe reportable segment [Member] | France [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenues from services											5,284.9	[1]	5,425.6	[1]	6,179.1	[1]
Operating Unit Profit											198.9		129.6		169.4
Other segment disclosures [Abstract]
Total Assets	1,950.3					1,756.2					1,950.3		1,756.2		1,822.7
Depreciation and amortization											14.1		13.1		12.4
Earnings from Equity Investments											0.3		0		(0.4)
Equity Investments	0.4					0.1					0.4		0.1		0.1
Long-Lived Assets	56.3	[3]				59.4	[3]				56.3	[3]	59.4	[3]	46.0	[3]
Additions to Long-Lived Assets											10.7		25.6		16.4
Southern Europe reportable segment [Member] | Italy [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenues from services											1,087.6	[1]	1,056.8	[1]	1,255.8	[1]
Operating Unit Profit											53.8		45.4		74.1
Other segment disclosures [Abstract]
Total Assets	218.3					301.2					218.3		301.2		301.3
Depreciation and amortization											2.6		2.7		3.3
Earnings from Equity Investments											0		0		0
Equity Investments	0					0					0		0		0
Long-Lived Assets	6.5	[3]				7.0	[3]				6.5	[3]	7.0	[3]	7.9	[3]
Additions to Long-Lived Assets											1.9		1.8		3.7
Southern Europe reportable segment [Member] | Other Southern Europe [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenues from services											864.5	[1]	768.5	[1]	776.9	[1]
Operating Unit Profit											11.9		10.1		10.8
Other segment disclosures [Abstract]
Total Assets	209.1					187.8					209.1		187.8		170.3
Depreciation and amortization											2.2		2.4		2.7
Earnings from Equity Investments											0		0		0
Equity Investments	0					0					0		0		0
Long-Lived Assets	10.3	[3]				8.6	[3]				10.3	[3]	8.6	[3]	8.5	[3]
Additions to Long-Lived Assets											3.7		2.2		3.1
APME reportable segment [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenues from services											2,447.7	[1]	2,728.8	[1]	2,661.7	[1]
Operating Unit Profit											70.8		90.7		78.8
Other segment disclosures [Abstract]
Total Assets	466.7					491.7					466.7		491.7		472.4
Depreciation and amortization											4.8		4.9		5.1
Earnings from Equity Investments											0		0		0
Equity Investments	0.3					0.7					0.3		0.7		0.8
Long-Lived Assets	19.2	[3]				22.4	[3]				19.2	[3]	22.4	[3]	23.3	[3]
Additions to Long-Lived Assets											4.3		5.6		5.5
Right Management reportable segment [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenues from services											316.8	[1]	328.5	[1]	323.7	[1]
Operating Unit Profit											20.4		13.4		(1.4)
Other segment disclosures [Abstract]
Total Assets	134.4					95.4					134.4		95.4		75.7
Depreciation and amortization											4.3		5.1		5.9
Earnings from Equity Investments											0		0		0
Equity Investments	0					0					0		0		0
Long-Lived Assets	11.3	[3]				12.4	[3]				11.3	[3]	12.4	[3]	11.4	[3]
Additions to Long-Lived Assets											4.5		7.4		2.3
Corporate expenses reportable segment [Member]
Other segment disclosures [Abstract]
Total Assets	614.5	[5]				619.3	[5]				614.5	[5]	619.3	[5]	621.3	[5]
Depreciation and amortization											1.4		2.2		1.6
Long-Lived Assets	0.2	[3]				1.2	[3]				0.2	[3]	1.2	[3]	2.5	[3]
Northern Europe reportable segment [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenues from services											5,738.8	[1]	5,773.9	[1]	6,159.4	[1]
Operating Unit Profit											139.7		159.8		212.6
Other segment disclosures [Abstract]
Total Assets	1,951.8					1,732.5					1,951.8		1,732.5		1,714.3
Depreciation and amortization											14.0		15.8		17.0
Earnings from Equity Investments											6.9		2.5		4.3
Equity Investments	136.5					81.5					136.5		81.5		75.0
Long-Lived Assets	30.6	[3]				40.4	[3]				30.6	[3]	40.4	[3]	43.3	[3]
Additions to Long-Lived Assets											$ 8.8		$ 12.8		$ 18.4

[1]	Further breakdown of revenues from services by geographical region is as follows: Revenues from Services 2013 2012 2011 United States $3,080.8 $3,132.0 $ 3,254.6 France 5,313.6 5,448.3 6,201.9 Italy 1,093.0 1,061.6 1,277.1 United Kingdom 1,884.5 1,898.1 1,880.4 Total Foreign 17,169.7 17,546.0 18,751.4
[2]	Intangible asset amortization related to acquisitions is excluded from operating costs within the reportable segments and corporate expenses, and shown separately.
[3]	Further breakdown of long-lived assets by geographical region was as follows: Long-Lived Assets 2013 2012 2011 United States $ 30.6 $ 39.7 $ 41.1 France 57.8 61.0 48.1 Italy 6.5 7.1 8.1 United Kingdom 7.4 11.0 12.9 Total Foreign 140.0 155.7 147.8
[4]	The United States revenues above represent revenues from our company-owned branches and franchise fees received from our franchise operations, which were $15.2, $14.6 and $13.6 for 2013, 2012 and 2011, respectively.
[5]	Corporate assets include assets that were not used in the operations of any segment, the most significant of which were purchased intangibles and cash.